SALARIES AND EMPLOYEES BENEFITS (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Salaries and employees benefits expense [Abstract]
Salaries	S/ 2,624,359	S/ 2,430,121	S/ 2,176,165
Vacations, medical assistance and others	446,715	433,441	357,879
Additional participation	349,829	276,177	271,995
Bonuses	342,380	320,084	301,097
Workers profit sharing	335,164	286,895	311,459
Social security	275,083	254,770	234,867
Severance indemnities	198,058	180,637	167,020
Share-based payment plans	104,848	83,328	81,679
Total	S/ 4,676,436	S/ 4,265,453	S/ 3,902,161